Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of product net sales by country of sales	The following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Six Months Ended
	June 30,
(in millions of $)	2026	20251)
United States	2,380	1,483
Japan	169	84
China	17	33
Rest of the World	247	139
Total product net sales	2,813	1,739

1)Comparative figures have been presented to be consistent with the one adopted in the Company’s latest Annual Report.